GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREA INFORMATION [Abstract]
GEOGRAPHIC AREA INFORMATION
NOTE 11 – GEOGRAPHIC AREA INFORMATION

The classifications of revenues and assets among geographic areas in the tables which follow were determined based on the physical location of assets.  Because the Company's offshore drilling rigs are mobile, classifications by area are dependent on the rigs' location at the time revenues are earned, and may vary from one period to the next.

Revenues by geographic area are set forth below (in thousands):

	2011	2010	2009

United States	$264,255	$287,579	$291,882
United Kingdom	230,638	99,111	146,827
Saudi Arabia	204,086	207,131	280,187
Norway	73,829	80,717	25,783
Qatar	59,824	78,819	98,875
Trinidad	56,682	-	-
Mexico	27,977	45,633	14,101
Vietnam	9,901	-	-
Malaysia	6,776	-	-
Egypt	5,261	71,811	12,019
Canada	-	78,361	57,337
Angola	-	68,543	115,992
Consolidated revenues	$939,229	$1,017,705	$1,043,003

Long-lived assets by geographic area at December 31 are set forth below (in thousands):

	2011	2010	2009

United Kingdom	$1,562,942	$822,335	$387,546
United States	1,234,233	1,044,315	1,078,933
Saudi Arabia	1,078,663	743,002	535,448
Rigs under construction	711,558	937,609	528,669
Norway	501,447	202,773	-
Trinidad	258,749	204,432	-
Vietnam	198,205	-	-
Qatar	87,781	91,735	49,390
Malaysia	45,039	-	-
Egypt	-	200,551	214,814
Mexico	-	54,307	56,032
Canada	-	43,463	40,423
Angola	-	-	202,290
Other	96	-	46
Consolidated long-lived assets	$5,678,713	$4,344,522	$3,093,591